Post-employment benefit obligations (Schedule of Amounts Recognized in Consolidated Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	$ 26,730	$ 23,910
Fair value of plan assets	18,112	15,794
Deficit of funded plans	$ 8,618	$ 8,116